FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management (Offshore) LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
-----------------------------------
(Signature)

White Plains, New York
-----------------------------------
(City, State)

November 9, 2005
-----------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: $202,437 (thousands)

List of Other Included Managers:

         None

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                                                                     FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 9/30/05                       Name of Reporting Manager:  Troob Capital Management (Offshore) LLC

                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

Abitibi-Consolidated Inc         COM              003924107    4,775  1,188,494   SH          SOLE            1,188,494
BE Aerospace Inc                 COM              073302101   25,147  1,517,603   SH          SOLE            1,517,603
Comcast Corp New                 CL A             20030N101   18,326    623,747   SH          SOLE              623,747
Constar Intl Inc New             COM              21036U107       77     38,266   SH          SOLE               38,266
Crown Holdings Inc               COM              228368106   27,413  1,719,764   SH          SOLE            1,719,764
CVS Corp                         COM              126650100   18,298    630,731   SH          SOLE              630,731
Dynegy Inc New                   CL A             26816Q101    6,232  1,323,202   SH          SOLE            1,323,202
Georgia-Pacific Corp.            COM              373298108   15,043    441,665   SH          SOLE              441,665
Giant Industries Inc             COM              374508109   17,151    292,971   SH          SOLE              292,971
Grey Wolf Inc                    COM              397888108   10,279  1,219,284   SH          SOLE            1,219,284
IAC Interactive Corp             COM              44919P300    8,337    328,894   SH          SOLE              328,894
Ishares Trust                    RUSSELL 2000     464287955      455      8,670   SH  PUT     SOLE                8,670
Level 3 Communications           COM              52729N100    3,244  1,398,296   SH          SOLE            1,398,296
NationsHealth Inc                COM              63860C100    1,177    147,998   SH          SOLE              147,998
Nations Health Inc               W EXP 8/24/2007  63860C118    2,323    784,695   SH          SOLE              784,695
New Skies Satellites Holdings    SHS              G64865101    6,651    315,959   SH          SOLE              315,959
Owens Illinois Inc               COM              690768903        6      1,292   SH  CALL    SOLE                1,292
Parker Drilling Co.              COM              701081101   21,145  2,280,988   SH          SOLE            2,280,988
Payless Shoesource Inc           COM              704379906      154      2,286   SH  CALL    SOLE                2,286
Payless Shoesource Inc           COM              704379106    2,283    131,225   SH          SOLE              131,225
Qwest Communications Intl, Inc.  COM              749121109    2,668    650,830   SH          SOLE              650,830
Retail Holders Trust             COM              76127U951       97        656   SH  PUT     SOLE                  656
Rite Aid Corporation             COM              767754104    5,290  1,363,356   SH          SOLE            1,363,356
Tenet Healthcare Corp            COM              88033G900    1,219      8,125   SH  CALL    SOLE                8,125
Time Warner Inc                  COM              887317105    3,906    215,694   SH          SOLE              215,694
Young Broadcasting Inc           CL A             987434107      742    212,723   SH          SOLE              212,723

                                             Value Total    $202,437

                                             Entry Total:         26
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